Virtus Insight Trust

Supplement dated February 22, 2012 to the Virtus Insight Trust Prospectuses

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Core Equity Fund and Virtus Value Equity Fund only

The disclosure under “Portfolio Managers” in each fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

•	Jason C. Hans, CFA, Director and Portfolio Manager, is a manager of the fund. Mr. Hans has served as a Portfolio Manager of the fund since February 2012.

•	Ernesto Ramos, PhD, Managing Director and Head of Equities, is a manager of the fund. Dr. Ramos has served as a Portfolio Manager of the fund since February 2012.

•	Daniel L. Sido, CFA, Managing Director and Chief Investment Strategist, is a manager of the fund. Mr. Sido has served as a Portfolio Manager of the fund since 2005.

Virtus Short/Intermediate Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

•	Andrew Reed, CFA, Vice President and Portfolio Manager, is a manager of the fund. Mr. Reed has served as a Portfolio Manager of the fund since February 2012.

•	Jason D. Weiner, CFA, Managing Director and Portfolio Manager, is a manager of the fund. Mr. Weiner has served as a Portfolio Manager of the fund since February 2012.

Virtus Tax-Exempt Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

•	John D. Boritzke, CFA, Managing Director and Portfolio Manager, is a manager of the fund. Mr. Boritzke has served as a Portfolio Manager of the fund since February 2012.

•	Duane A. McAllister, CFA, Managing Director and Portfolio Manager, is a manager of the fund. Mr. McAllister has served as a Portfolio Manager of the fund since February 2012.

All Funds

The information shown below updates and replaces the comparable disclosure under “Portfolio Management” on page 66 of the fund’s current statutory prospectus.

Harris

Virtus Balanced Allocation Fund	Peter J. Arts (since February 2012) Thomas P. Lettenberger, CFA (since 2009) Daniela Mardarovici, CFA (since February 2012) Daniel L. Sido, CFA (since 2006)
Virtus Core Equity Fund	Jason C. Hans, CFA (since February 2012) Ernesto Ramos, PhD (since February 2012) Daniel L. Sido, CFA (since 2005)

Virtus Insight Government Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)
Virtus Insight Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)
Virtus Tax-Exempt Money Market Fund	Peter J. Arts (since 2004) Boyd R. Eager (since 2006)
Virtus Short/Intermediate Bond Fund	Andrew Reed, CFA (since February 2012) Jason D. Weiner, CFA (since February 2012)
Virtus Tax-Exempt Bond Fund	John D. Boritzke, CFA (since February 2012) Duane A. McAllister, CFA (since February 2012)
Virtus Value Equity Fund	Jason C. Hans, CFA (since February 2012) Ernesto Ramos, PhD (since February 2012) Daniel L. Sido, CFA (since 2005)

The following disclosure replaces listing of biographical information under “Harris” on page 67 in its entirety:

Peter J. Arts. Mr. Arts joined Harris in 1993 and serves as Managing Director and Head of Fixed Income, responsible for the team charged with management of the short-, intermediate- and long-duration fixed income strategies. He has 21 years of investment management experience.

John D. Boritzke, CFA. Mr. Boritzke joined Harris in 2011 and serves as Managing Director and Portfolio Manager. Mr. Boritzke is also a Senior Vice President and Head of Tax Exempt Fixed Income of M&I Investment Management Corp. (IMC), an affiliate of Harris, and has been with IMC since 1983. He has 29 years of investment management experience.

Boyd R. Eager. Mr. Eager joined Harris in 1996 and serves as Director and Senior Portfolio Manager. He is a member of the liquidity products team which has principal responsibility for the firm’s long duration and cash management strategies. He has 15 years of investment management experience.

Jason C. Hans, CFA. Mr. Hans joined Harris in 2008 and serves as Director and Portfolio Manager, responsible for equity portfolio management and research with a primary focus on large-cap strategies. Prior to 2008, Mr. Hans was a Managing Director and Head of Research for Quantitative Services Group, an independent quantitative research and model construction firm (2003 to 2008). He has 14 years of experience in the investment management industry.

Thomas P. Lettenberger, CFA. Mr. Lettenberger joined Harris in 2005 and serves as Director and Senior Portfolio Manager, specializing in small-cap products. He has 18 years of investment management experience.

Daniela Mardarovici, CFA. Ms. Mardarovici joined Harris in 2005 and serves as Director and Portfolio Manager. She specializes in mortgage-backed securities with a focus on taxable institutional mandates. She has 11 years of investment management experience.

Duane A. McAllister, CFA. Mr. McAllister joined Harris in February 2012 and serves as Managing Director and Portfolio Manager, specializing in tax-exempt investing. Mr. McAllister is also a Senior Vice President and a Portfolio Manager of IMC and has been with IMC since 2007. Prior to 2007, he served in investment management positions with Wells Fargo Funds Management LLC (2002 to 2007). He has 22 years of investment management experience.

Ernesto Ramos, PhD. Dr. Ramos joined Harris in 2005 and serves as Managing Director and Head of Equities. Dr. Ramos is a member of Harris’s Investment Committee and leads the team responsible for portfolio management and research for all equity strategies. He has 25 years of experience in the investment management industry.

Andrew Reed, CFA. Mr. Reed joined Harris in February 2012 and serves as Vice President and Portfolio Manager. He is a member of the credit products team which has principal responsibility for the management of the investment grade corporate bond sector. Mr. Reed is also a Vice President and a Portfolio Manager of IMC and joined IMC in 2001. He has 11 years of experience in the investment management industry.

Daniel L. Sido, CFA. Mr. Sido joined Harris in 1994 and serves as Managing Director and Chief Investment Strategist. Prior to joining Harris, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has 28 years of investment management experience.

Jason D. Weiner, CFA. Mr. Weiner joined Harris in 2011 and serves as Managing Director and Portfolio Manager. He is a member of the team charged with management of the short-, intermediate- and long-duration fixed income strategies. Mr. Weiner is also a Vice President and Portfolio Manager of IMC and joined IMC in 1993. He has 18 years of investment management experience.

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003/PMs (2/12)